Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jul. 05, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The information below presents the relationship between the compensation of the Company’s NEOs and certain performance measures in accordance with Item 402(v) of SEC’s Regulation S-K.
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEO(1)	Average Compensation Actually Paid to Non-PEO NEO(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Income (Loss) (in thousands)
2023	$645,466	$645,466	$387,319	$366,837	$1.13	6,083
2022	$617,121	$617,121	$361,737	$353,577	$51.51	(8,470)
2021	$314,690(4)	$314,690	$282,263	$268,463	$71.59	(9,351)
(1)	Reflects only Ms. Plum because she was the only NEO other than the principal executive officer (“PEO”) during the applicable years.
(2)
Compensation Actually Paid (“CAP”) is the Summary Compensation Table total for the applicable officer as adjusted pursuant to SEC rules in respect of equity compensation, which is applicable to Ms. Plum only. Ms. Plum’s Average Summary Compensation Table total was reduced by the decrease in value of $8,160 and $20,483 of her unvested shares during 2022 and 2023, respectively. Her 2021 Average Summary Compensation Table total was adjusted by (i) reducing it by the amount, ($57,200), attributable to Stock Awards and (ii) increasing it by the grant date value, $14,300, of shares that vested during that year and the 2021 year-end value, $29,100, of her unvested shares. Accordingly, “compensation actually paid” does not necessarily represent the actual amount of compensation earned by or paid to the NEOs during the applicable year.

(3)
Total Shareholder Return is calculated assuming a $100 investment in the Company on December 31, 2020, calculated through the end of each of 2021, 2022 or 2023, as applicable, based on the Company’s share price.

(4)
In July 2021, Daniel Khoshaba resigned as PEO of the Company for personal reasons. Mr. Franklin was appointed as Interim Chief Executive Officer in July 2021 and Chief Executive Officer and President in October 2021. Because Mr. Khoshaba did not receive any compensation from the Company in 2021 in respect of such service, this amount reflects only Mr. Franklin as our PEO.

Named Executive Officers, Footnote
(1)	Reflects only Ms. Plum because she was the only NEO other than the principal executive officer (“PEO”) during the applicable years.
(4)
In July 2021, Daniel Khoshaba resigned as PEO of the Company for personal reasons. Mr. Franklin was appointed as Interim Chief Executive Officer in July 2021 and Chief Executive Officer and President in October 2021. Because Mr. Khoshaba did not receive any compensation from the Company in 2021 in respect of such service, this amount reflects only Mr. Franklin as our PEO.

PEO Total Compensation Amount			$ 645,466	$ 617,121	$ 314,690
PEO Actually Paid Compensation Amount			645,466	617,121	314,690
Non-PEO NEO Average Total Compensation Amount			387,319	361,737	282,263
Non-PEO NEO Average Compensation Actually Paid Amount			$ 366,837	353,577	268,463
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid (“CAP”) is the Summary Compensation Table total for the applicable officer as adjusted pursuant to SEC rules in respect of equity compensation, which is applicable to Ms. Plum only. Ms. Plum’s Average Summary Compensation Table total was reduced by the decrease in value of $8,160 and $20,483 of her unvested shares during 2022 and 2023, respectively. Her 2021 Average Summary Compensation Table total was adjusted by (i) reducing it by the amount, ($57,200), attributable to Stock Awards and (ii) increasing it by the grant date value, $14,300, of shares that vested during that year and the 2021 year-end value, $29,100, of her unvested shares. Accordingly, “compensation actually paid” does not necessarily represent the actual amount of compensation earned by or paid to the NEOs during the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Relationship to Compensation Actually Paid
The following charts show the relationship of the CAP to Mr. Franklin (PEO) and the average CAP to Ms. Plum (Non-PEO NEO) to, respectively, net income of the Company and total shareholder return:

Compensation Actually Paid vs. Net Income
Relationship to Compensation Actually Paid
The following charts show the relationship of the CAP to Mr. Franklin (PEO) and the average CAP to Ms. Plum (Non-PEO NEO) to, respectively, net income of the Company and total shareholder return:

Total Shareholder Return Amount			$ 1.13	51.51	71.59
Net Income (Loss)			$ 6,083,000	$ (8,470,000)	(9,351,000)
PEO Name	Mr. Franklin	Daniel Khoshaba	Mr. Franklin	Mr. Franklin
Non-PEO NEO | Unvested Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (20,483)	$ (8,160)	29,100
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(57,200)
Non-PEO NEO | Grant Date Value of Shares that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 14,300